Revenue - Summary of Contract Balances (Details) - USD ($) $ in Thousands	Sep. 24, 2022	Sep. 25, 2021	Apr. 30, 2021
Revenue from Contract with Customer [Abstract]
Accounts receivable	$ 3,412	$ 63,370
Unbilled accounts receivable	101,816	0
Contract liabilities	$ 425,709	$ 475,956	$ 185,000